UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.1%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.4%
Johnson Controls Inc.	40,000	$1,054,800

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	15,580	1,368,235

Media - 2.1%
Comcast Corp., Special Class A Shares	60,000	1,241,400
Time Warner Inc.	138,840	4,161,035

Total Media		5,402,435

Specialty Retail - 2.6%
Home Depot Inc.	127,840	4,202,101
Staples Inc.	189,530	2,520,749

Total Specialty Retail		6,722,850

TOTAL CONSUMER DISCRETIONARY		14,548,320

CONSUMER STAPLES - 12.9%
Beverages - 1.9%
Anheuser-Busch InBev NV, ADR	93,000	4,927,140

Food & Staples Retailing - 2.5%
Wal-Mart Stores Inc.	125,000	6,487,500

Food Products - 2.7%
H.J. Heinz Co.	137,910	6,961,697

Household Products - 5.8%
Kimberly-Clark Corp.	100,000	7,101,000
Procter & Gamble Co.	128,760	8,135,057

Total Household Products		15,236,057

TOTAL CONSUMER STAPLES		33,612,394

ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	63,634	5,887,418
ConocoPhillips	20,090	1,272,099
Exxon Mobil Corp.	114,662	8,327,901
Spectra Energy Corp.	216,910	5,320,802
Total SA, ADR	146,750	6,437,922

TOTAL ENERGY		27,246,142

FINANCIALS - 11.0%
Capital Markets - 1.1%
BlackRock Inc.	19,080	2,824,031

Diversified Financial Services - 1.1%
JPMorgan Chase & Co.	93,547	2,817,636

Insurance - 3.7%
Berkshire Hathaway Inc., Class B Shares	65,000	4,617,600	*
Travelers Cos. Inc.	104,000	5,067,920

Total Insurance		9,685,520

Real Estate Investment Trusts (REITs) - 1.9%
Annaly Capital Management Inc.	162,310	2,699,215
Chimera Investment Corp.	539,600	1,494,692
Westfield Group	90,000	666,337	(a)

Total Real Estate Investment Trusts (REITs)		4,860,244

Thrifts & Mortgage Finance - 3.2%
First Niagara Financial Group Inc.	240,010	2,196,091
New York Community Bancorp Inc.	163,440	1,944,936
People’s United Financial Inc.	381,580	4,350,012

Total Thrifts & Mortgage Finance		8,491,039

TOTAL FINANCIALS		28,678,470

HEALTH CARE - 6.0%
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	206,260	6,472,439
GlaxoSmithKline PLC, ADR	51,140	2,111,571
Johnson & Johnson	81,660	5,202,558

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Pfizer Inc.	110,790	$1,958,767

TOTAL HEALTH CARE		15,745,335

INDUSTRIALS - 12.3%
Aerospace & Defense - 2.8%
Honeywell International Inc.	51,202	2,248,280
Lockheed Martin Corp.	35,000	2,542,400
Raytheon Co.	59,300	2,423,591

Total Aerospace & Defense		7,214,271

Air Freight & Logistics - 1.8%
United Parcel Service Inc., Class B Shares	73,500	4,641,525

Commercial Services & Supplies - 3.3%
Waste Management Inc.	265,000	8,628,400

Industrial Conglomerates - 3.0%
3M Co.	49,110	3,525,607
General Electric Co.	210,500	3,208,020
United Technologies Corp.	17,300	1,217,228

Total Industrial Conglomerates		7,950,855

Machinery - 1.0%
Deere & Co.	20,000	1,291,400
Eaton Corp.	35,000	1,242,500

Total Machinery		2,533,900

Trading Companies & Distributors - 0.4%
TAL International Group Inc.	42,280	1,054,463

TOTAL INDUSTRIALS		32,023,414

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.2%
QUALCOMM Inc.	13,030	633,649

Computers & Peripherals - 2.4%
Apple Inc.	13,000	4,955,340	*
Seagate Technology PLC	120,000	1,233,600

Total Computers & Peripherals		6,188,940

Internet Software & Services - 1.5%
Google Inc., Class A Shares	7,500	3,857,850	*

IT Services - 3.0%
Automatic Data Processing Inc.	72,870	3,435,820
International Business Machines Corp.	8,000	1,400,240
Paychex Inc.	117,780	3,105,859

Total IT Services		7,941,919

Office Electronics - 1.0%
Xerox Corp.	363,600	2,534,292

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	116,030	2,474,920
Microchip Technology Inc.	77,940	2,424,713

Total Semiconductors & Semiconductor Equipment		4,899,633

Software - 2.9%
Microsoft Corp.	306,951	7,640,011

TOTAL INFORMATION TECHNOLOGY		33,696,294

MATERIALS - 4.3%
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	70,000	2,797,900
Potash Corp. of Saskatchewan Inc.	41,100	1,776,342
PPG Industries Inc.	35,800	2,529,628

Total Chemicals		7,103,870

Metals & Mining - 0.7%
Nucor Corp.	55,000	1,740,200

Paper & Forest Products - 0.9%
International Paper Co.	100,100	2,327,325

TOTAL MATERIALS		11,171,395

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 6.0%
AT&T Inc.			220,600	$6,291,512
Verizon Communications Inc.			214,500	7,893,600
Windstream Corp.			126,500	1,474,990

Total Diversified Telecommunication Services				15,660,102

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC, ADR			26,737	685,804

TOTAL TELECOMMUNICATION SERVICES				16,345,906

UTILITIES - 6.5%
Electric Utilities - 1.9%
American Electric Power Co. Inc.			117,480	4,466,590
NextEra Energy Inc.			8,250	445,665

Total Electric Utilities				4,912,255

Gas Utilities - 1.2%
UGI Corp.			125,000	3,283,750

Multi-Utilities - 3.4%
CenterPoint Energy Inc.			115,000	2,256,300
National Grid PLC			673,920	6,681,966	(a)

Total Multi-Utilities				8,938,266

TOTAL UTILITIES				17,134,271

TOTAL COMMON STOCKS (Cost - $223,158,719)				230,201,941

	RATE
CONVERTIBLE PREFERRED STOCKS - 2.9%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
General Motors Co.	4.750%		29,490	1,034,509

FINANCIALS - 1.1%
Diversified Financial Services - 0.2%
CalEnergy Capital Trust III	6.500%		7,310	367,328

Insurance - 0.9%
Metlife Inc.	5.000%		42,450	2,400,972

TOTAL FINANCIALS				2,768,300

UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy Inc.	7.000%		75,000	3,742,500

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $9,186,070)				7,545,309

MASTER LIMITED PARTNERSHIPS - 1.3%
UTILITIES - 1.3%
Electric Utilities - 1.3%
Brookfield Infrastructure Partners LP (Cost - $3,369,177)			135,000	3,285,900

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co., Series K (Cost - $824,997)	7.980%		750,000	776,250	(b)

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 1.1%
VeriSign Inc., Junior Subordinated Notes (Cost - $2,254,137)	3.250%	8/15/37	$2,835,000	2,909,419

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 4.7%
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/37	$4,750,000	$4,596,337	(b)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	1,045,000	888,250	(b)

FINANCIALS - 2.6%
Commercial Banks - 1.2%
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	3,000,000	3,015,000	(b)(c)

Diversified Financial Services - 1.4%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	2,500,000	2,583,438	(b)(c)
PPL Capital Funding Inc., Junior Subordinated Notes	6.700%	3/30/67	1,200,000	1,147,285	(b)

Total Diversified Financial Services				3,730,723

TOTAL FINANCIALS				6,745,723

TOTAL CORPORATE BONDS & NOTES (Cost - $12,002,563)				12,230,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,795,663)				256,949,129

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $200,000,000 joint tri-party repurchase agreement dated 9/30/11 with RBS Securities Inc.; Proceeds at maturity - $1,499,009; (Fully collateralized by U.S. government obligations, 6.000% due 2/15/26; Market value - $1,529,031) (Cost - $1,499,000)	0.070%	10/3/11	1,499,000	1,499,000

TOTAL INVESTMENTS - 99.0% (Cost - $252,294,663#)				258,448,129
Other Assets in Excess of Liabilities - 1.0%				2,725,181

TOTAL NET ASSETS - 100.0%				$261,173,310

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$222,853,638	$7,348,303	—	$230,201,941
Convertible preferred stocks	7,177,981	367,328	—	7,545,309
Master limited partnerships	3,285,900	—	—	3,285,900
Preferred stocks	—	776,250	—	776,250
Convertible bonds & notes	—	2,909,419	—	2,909,419
Corporate bonds & notes	—	12,230,310	—	12,230,310

Total long-term investments	$233,317,519	$23,631,610	—	$256,949,129

Short-term investments†	—	1,499,000	—	1,499,000

Total investments	$233,317,519	$25,130,610	—	$258,448,129

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,088,333
Gross unrealized depreciation	(17,934,867)

Net unrealized appreciation	$6,153,466

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011